Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2020
Securitizations and Variable Interest Entities [Abstract]
Fair value of retained interests

	Billions of yen
	March 31, 2019
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥138	¥—	¥138	¥138	¥0
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	0	0	0	0	0

Total	¥—	¥138	¥0	¥138	¥138	¥0

	Billions of yen
	March 31, 2020
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥158	¥—	¥158	¥158	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	5	5	0	5

Total	¥—	¥158	¥5	¥163	¥158	¥5

Type and carrying value of financial assets

	Billions of yen
	March 31
	2019	2020
Assets
Trading assets
Loans	¥15	¥45

Liabilities
Long-term borrowings	¥15	¥45

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31
	2019	2020
Consolidated VIE assets
Cash and cash equivalents	¥20	¥10
Trading assets
Equities	780	645
Debt securities	426	454
CMBS and RMBS	43	43
Investment trust funds and other	5	0
Derivatives	17	19
Private equity and debt investments	2	11
Office buildings, land, equipment and facilities	55	15
Other	71	24

Total	¥1,419	¥1,221

Consolidated VIE liabilities
Trading liabilities
Derivatives	23	19
Borrowings
Short-term borrowings	151	117
Long-term borrowings	884	830
Other	3	4

Total	¥1,061	¥970

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2019
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥29	¥—	¥29
Debt securities	109	—	109
CMBS and RMBS	2,654	—	2,654
Investment trust funds and other	153	—	153
Private equity and debt investments	12	—	12
Loans	593	—	593
Other	11	—	11
Commitments to extend credit and other guarantees	—	—	84

Total	¥3,561	¥—	¥3,645

	Billions of yen
	March 31, 2020
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥35	¥—	¥35
Debt securities	73	—	73
CMBS and RMBS	3,631	—	3,631
Investment trust funds and other	170	—	170
Private equity and debt investments	11	—	11
Loans	835	—	835
Other	11	—	11
Commitments to extend credit and other guarantees	—	—	84

Total	¥4,766	¥—	¥4,850